Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets	As of December 31, 2024 and 2023 intangible assets are detailed as follows:
	Useful Life		Average remaining amortization period		Gross balance		Accumulated Amortization		Net balance
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other Intangible Assets:
Goodwill	—	—	—	—	16,714	16,714	—	—	16,714	16,714
Intangible assets arising from business combinations	—	—	—	—	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	4	5	379,572	322,174	(221,016)	(184,970)	158,556	137,204
Total					452,535	395,137	(260,569)	(224,523)	191,966	170,614

Schedule of Changes in Intangible Assets	Changes in intangible assets during the year 2024 and 2023 are as follows:
	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2024	16,714	56,249	322,174	395,137
Acquisitions	—	—	57,617	57,617
Disposals/write-downs	—	—	(219)	(219)
Reclassification	—	—	—	—
Impairment (*)	—	—	—	—
Total	16,714	56,249	379,572	452,535

Accumulated Amortization
Balance as of January 1, 2024	—	(39,553)	(184,970)	(224,523)
Amortization for the year (**)	—	—	(36,265)	(36,265)
Disposals/write-downs	—	—	219	219
Reclassification	—	—	—	—
Impairment (*)	—	—	—	—
Total	—	(39,553)	(221,016)	(260,569)

Balance as of December 31, 2024	16,714	16,696	158,556	191,966

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2023	16,714	56,249	263,294	336,257
Acquisitions	—	—	59,955	59,955
Disposals/write-downs	—	—	(1,050)	(1,050)
Reclassification	—	—	—	—
Impairment (*)	—	—	(25)	(25)
Total	16,714	56,249	322,174	395,137

Accumulated Amortization
Balance as of January 1, 2023	—	(39,553)	(156,674)	(196,227)
Amortization for the year (**)	—	—	(29,346)	(29,346)
Disposals/write-downs	—	—	1,050	1,050
Reclassification	—	—	—	—
Impairment (*)	—	—	—	—
Total	—	(39,553)	(184,970)	(224,523)

Balance as of December 31, 2023	16,714	16,696	137,204	170,614

(1)	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.
(*)	See Note No. 38 Impairment of non-financial assets.
(**)	See Note No. 37 Depreciation and Amortization.

Schedule of Goodwill Allocated to Individual Business Segments

Accordingly, for impairment testing purposes, goodwill acquired through business combinations has been allocated to four individual business segments, as follows:

Business Segments	2024	2023
	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714